Property and equipment, net (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 271,188	¥ 1,930,584	$ 142,119	¥ 1,011,745	¥ 976,686
Less: accumulated depreciation	(88,726)	(631,634)	(67,105)	(477,719)	(430,223)
Property and equipment, net	182,462	1,298,950	75,014	534,026	546,463
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	82,274	585,708	0	0	210,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	89,375	636,264	74,603	531,097	353,665
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	49,723	353,976	17,701	126,013	120,986
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 49,816	¥ 354,636	$ 49,815	¥ 354,635	¥ 292,035